Annual Fund Operating Expenses - Hartford Alpha Capture Growth ETF	May 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
Hartford Alpha Capture Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.42%	[2]

[1]	“Other expenses” are estimated for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses to 0.42%. This contractual arrangement will remain in effect until February 29, 2028 unless the Board of Trustees of Hartford Funds Exchange-Traded Trust approves its earlier termination.